Prepaid Expenses and Other Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets

Note 4. Prepaid expenses and other assets

At June 30, 2025 and December 31, 2024, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
Prepayment	$2,356,263	$2,011,079
Advance to suppliers	3,169,252	2,881,581
Deposits	1,177,039	1,159,683
Other receivables	769,116	929,530
Provision for expected credit loss	(800,000)	(150,000)
Exchange rate difference	(13,136)	1,684
	$6,658,534	$6,833,557

The prepayment includes payments of IT services, advertisement expenses, insurance premiums, rental expenses, travel package costs, consultancy fees and professional fees. The deposits are mainly related to refundable deposits paid for business acquisitions, equipment, office and warehouse security deposit.

For the six months ended June 30, 2025 and the year ended December 31, 2024, the Company recognized provisions for expected credit losses of approximately $650,000 and $150,000, respectively, in relation to its prepaid expenses and other assets. The cumulative expected credit losses was $800,000 as of June 30, 2025 and $150,000 as of December 31, 2024.